INCOME TAXES	12 Months Ended
Mar. 31, 2023
Notes and other explanatory information [abstract]
INCOME TAXES

NOTE 13. INCOME TAXES

The Company is a BVI business company. The BVI government does not, under existing legislation, impose any income or corporate tax on corporations.

PDS is a U.S. corporation and is subject to U.S. federal, state and local income taxes, as applicable.

iOx is subject to U.K. taxes.

The (expense) benefit from income taxes consists of the following:

	Years Ended March 31,
(In thousands)	2023	2022

Current:
Federal	$(25)	$–
State and local	–	–
Foreign	–	42
Total current	(25)	42

Deferred:
Federal	–	–
State and local	–	–
Foreign	17,881	(4,394)
Total deferred	17,881	(4,394)
Benefit (expense) from income taxes	$17,856	$(4,352)

The following is a reconciliation of the U.S. taxes to the effective income tax rates for the years ended March 31, 2023 and 2022 (U.S. Dollars in thousands):

	Years Ended March 31,
	2023	2022
Loss on ordinary activities before tax	$(2,252)	$(1,342)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax benefit at statutory income tax rate	474	282
Losses (unrecognized)	(604)	(282)
Utilization of losses not previously benefitted	105	–
Income tax (expense)	$(25)	$–

At March 31, 2023, the Company had $0.7 million of federal net operating losses, which carryforward indefinitely but are limited to 80% of taxable income when utilized and $0.4 million of items deducted for financial statements but not tax, excluding share-based compensation. As of March 31, 2023 and 2022, the Company had U.S. deferred tax assets of $0.2 million and $0.3 million, respectively.

The following is a reconciliation of the U.K. taxes to the effective income tax rates for the years ended March 31, 2023 and 2022 (U.S. Dollars in thousands):

	Years Ended March 31,
	2023	2022
Loss on ordinary activities before tax	$63,248	$4,127
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	12,017	784

Change from increase in deferred income tax rate	3,795	(6,998)
Recognition of deferred tax assets	–	722
Foreign currency effect	2,069	1,098
Research and development credit	–	42
Income tax benefit (expense)	$17,881	$(4,352)

Research and development credit receivables of $0.2 million and $0.2 million were included in prepaid expenses and other receivables on the consolidated statements of financial position as of March 31, 2023 and 2022, respectively.

The following is a reconciliation of financial statement income (loss) to tax basis income (loss) (in thousands):

	Years Ended March 31,
	2023				2022
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax loss	$(2,252)	$(57,022)	$(63,248)	$(122,522)	$(1,342)	$(9,348)	$(4,127)	$(14,817)
Loss for which no benefit was taken	2,875	–	59,320	62,195	–	–	–	–
Losses not subject to tax	–	57,022	–	57,022	–	9,348	–	9,348
Utilization of losses not previously benefitted	(498)	–	–	(498)	–	–	–	–
Taxable income (loss)	$125	$–	$(3,928)	$(3,803)	$(1,342)	$–	$(4,127)	$(5,469)

As of March 31, 2023 and 2022, the Company’s deferred tax assets and liabilities in the U.K. consisted of the effects of temporary differences attributable to the following (in thousands):

	As of March 31,
	2023	2022
Deferred tax assets:
Net operating loss	$(4,131)	$(3,253)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(2,631)	(1,753)

Deferred tax liabilities:
In-process research and development	13,195	30,198
Deferred tax liability	13,195	30,198

Net deferred tax liability	$10,564	$28,445

iOx generated research and development cash credits of approximately $0.02 million that have been recorded for the year ended March 31, 2022. There were no research and development cash credits recorded for the year ended March 31, 2023.

As of March 31, 2023 and 2022, iOx had a net deferred tax liability of approximately $10.6 million and approximately $28.4 million, respectively. On January 8, 2019, the Company originally recognized a $19.8 million deferred tax liability, reflecting the then prevailing U.K. tax rate of 17% on the difference between the book and income tax basis of IPR&D acquired as part of the SalvaRx Acquisition. In the fiscal 2022, the Company recorded a $7.0 million increase in deferred income taxes to reflect a future change in the U.K. income tax rate to 25% effective April 1, 2023 and recognized $0.7 million of current year losses and $0.8 million of prior year losses. The Company also recognized a $1.1 million decrease in deferred tax liability in fiscal 2022 to reflect the effect of the change in exchange rates on the liability settleable in Great British Pounds. For the year ended March 31, 2023, the Company recognized an aggregate reduction in net deferred tax liability of $17.9 million, comprised of $11.3 million to recognized the deferred tax effect of loss on impairment recognized with respect to the iOx IPR&D, $0.7 million related to other current year losses, $3.8 million to reflect the change related to the future U.K. tax rates and $2.1 million to reflect the effect of the change in exchange rates on the liability settleable in British pound sterling.

There is no expiration date for accumulated tax losses in the U.K. entities.